T. ROWE PRICE New Horizons Fund
March 31, 2023 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 89.8%
COMMUNICATION SERVICES 0.0%
Entertainment 0.0%
Houzz, Acquisition Date: 6/3/14, Cost $6,575 (1)(2)(3) 877,600 70
OfferUp, Acquisition Date: 3/6/15, Cost $5,042 (1)(2)(3) 1,012,630 689
Total Communication Services 759
CONSUMER DISCRETIONARY 7.3%
Diversified Consumer Services 0.0%
Rover Group, Acquisition Date: 8/2/21, Cost $— (1)(2) 4,399,933 110
110
Hotels, Restaurants & Leisure 0.5%
Wingstop  637,454 117,024
117,024
Specialty Retail 6.8%
Burlington Stores (2) 2,022,978 408,844
Five Below (2)(4) 3,046,182 627,422
Floor & Decor Holdings, Class A (2)(4) 5,718,494 561,670
Framebridge, EC, Acquisition Date: 5/19/20 - 9/15/21,
Cost $2,186 (1)(2)(3) 2,186,159 984
1,598,920
Total Consumer Discretionary 1,716,054
CONSUMER STAPLES 0.1%
Personal Care Products 0.1%
elf Beauty (2) 198,222 16,324
Total Consumer Staples 16,324
ENERGY 0.6%
Oil, Gas & Consumable Fuels 0.6%
Venture Global LNG, Series B, Acquisition Date: 3/8/18,
Cost $2,981 (1)(2)(3) 987 16,906
Venture Global LNG, Series C, Acquisition Date: 5/25/17 - 3/8/18,
Cost $25,850 (1)(2)(3) 7,166 122,742
Total Energy 139,648
FINANCIALS 1.9%
Capital Markets 1.1%
MSCI  466,279 260,972
260,972
Financial Services 0.8%
Toast, Class A (2) 11,155,810 198,016
198,016

T. ROWE PRICE New Horizons Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Insurance 0.0%
Palomar Holdings (2) 165,834 9,154
9,154
Total Financials 468,142
HEALTH CARE 21.1%
Biotechnology 11.2%
Abcam, ADR (2) 8,771,174 118,060
ACADIA Pharmaceuticals (2) 1,384,071 26,048
Acerta Future Payments, EC, Acquisition Date: 6/30/21,
Cost $8,852 (1)(2)(3) 8,851,872 8,409
Agios Pharmaceuticals (2) 389,098 8,938
Akero Therapeutics (2) 1,246,569 47,694
Allogene Therapeutics (2) 2,546,161 12,578
Alnylam Pharmaceuticals (2) 1,519,629 304,412
Apellis Pharmaceuticals (2) 1,413,505 93,235
Argenx, ADR (2) 1,070,300 398,772
Ascendis Pharma, ADR (2) 1,086,947 116,542
Avidity Biosciences (2) 3,358,079 51,547
BeiGene, ADR (2) 264,000 56,900
Blueprint Medicines (2) 1,920,845 86,419
C4 Therapeutics (2) 1,765,216 5,543
Centessa Pharmaceuticals, ADR (2) 1,011,499 3,894
Cerevel Therapeutics Holdings (2) 1,741,953 42,486
CRISPR Therapeutics (2) 243,204 11,000
CureVac (2) 1,399,211 9,753
Day One Biopharmaceuticals (2) 989,649 13,232
Denali Therapeutics (2) 1,306,980 30,113
Dynamics Special Purpose, Acquisition Date: 12/20/21,
Cost $— (1)(2) 162,684 182
Entrada Therapeutics (2) 1,783,501 25,861
EQRx, Warrants, 12/20/26 (2) 302,672 55
Exelixis (2) 1,171,308 22,735
Generation Bio (2) 4,055,963 17,441
Gossamer Bio (2) 476,414 600
Gyroscope Therapeutics, Milestone Payment 1, Acquisition Date:
2/18/22, Cost $8,140 (1)(2)(3) 8,139,642 3,988
Gyroscope Therapeutics, Milestone Payment 2, Acquisition Date:
2/18/22, Cost $5,425 (1)(2)(3) 5,424,598 1,465
Gyroscope Therapeutics, Milestone Payment 3, Acquisition Date:
2/18/22, Cost $5,425 (1)(2)(3) 5,424,598 1,410
Ideaya Biosciences (2) 1,207,634 16,581
IGM Biosciences (2) 1,203,862 16,541
Immuneering, Class A (2) 1,295,586 12,580
Incyte (2) 352,644 25,486
Insmed (2) 4,198,680 71,588

T. ROWE PRICE New Horizons Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Intellia Therapeutics (2) 749,268 27,925
Ionis Pharmaceuticals (2) 1,293,043 46,213
Iovance Biotherapeutics (2) 1,117,328 6,827
IVERIC bio (2) 2,254,900 54,862
Karuna Therapeutics (2) 689,461 125,234
Keros Therapeutics (2) 712,600 30,428
Kymera Therapeutics (2) 2,468,519 73,142
Leap Therapeutics, Acquisition Date: 9/28/20, Cost $1,000 (1)(2) 787,694 254
Lyell Immunopharma (2) 1,486,753 3,509
Mirati Therapeutics (2) 469,786 17,467
Monte Rosa Therapeutics (2) 1,760,052 13,711
Morphic Holding (2) 726,233 27,335
Neurocrine Biosciences (2) 359,052 36,343
Nurix Therapeutics (2) 1,545,349 13,723
Nuvalent, Class A (2) 283,114 7,386
Prime Medicine (2) 401,372 4,937
Prime Medicine Restricted, Acquisition Date: 4/19/21,
Cost $10,556 (1)(2) 775,158 9,058
Progenic Pharmaceuticals, CVR (3) 1,890,800 2,176
Prometheus Biosciences (2) 158,437 17,003
Prothena (2) 1,562,121 75,716
PTC Therapeutics (2) 400,358 19,393
RAPT Therapeutics (2) 1,905,640 34,968
Relay Therapeutics (2) 2,661,365 43,833
Replimune Group (2) 2,377,770 41,991
REVOLUTION Medicines (2) 1,762,005 38,165
Rocket Pharmaceuticals (2) 702,711 12,037
Sage Therapeutics (2) 637,340 26,743
Sana Biotechnology (2) 1,833,783 5,996
Scholar Rock, Warrants, 12/31/25, Acquisition Date: 6/17/22,
Cost $— (1)(2)(4) 229,118 820
Scholar Rock Holding (2)(4) 3,295,826 26,367
Senti Biosciences (2) 1,313,785 1,550
Tenaya Therapeutics (2) 2,430,140 6,926
Ultragenyx Pharmaceutical (2) 1,312,041 52,613
Xencor (2) 1,187,200 33,111
Zai Lab, ADR (2) 923,087 30,702
Zentalis Pharmaceuticals (2) 973,373 16,742
2,647,294
Health Care Equipment & Supplies 0.9%
Inari Medical (2) 554,400 34,229
Novocure (2) 516,870 31,085
Penumbra (2) 207,960 57,956
Shockwave Medical (2) 372,859 80,847
204,117

T. ROWE PRICE New Horizons Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Health Care Providers & Services 0.7%
Capsule, Acquisition Date: 4/7/21, Cost $8,954 (1)(2)(3) 617,863 1,811
Molina Healthcare (2) 585,838 156,706
158,517
Health Care Technology 3.0%
Veeva Systems, Class A (2) 3,852,471 708,046
708,046
Life Sciences Tools & Services 4.6%
Eurofins Scientific (EUR)  1,524,618 102,088
Olink Holding, ADR (2) 1,408,978 31,744
Repligen (2) 2,476,781 416,991
Sartorius Stedim Biotech (EUR)  263,480 80,835
West Pharmaceutical Services  1,315,387 455,742
1,087,400
Pharmaceuticals 0.7%
Arvinas (2) 1,082,249 29,567
DICE Therapeutics (2) 1,666,265 47,738
Longboard Pharmaceuticals (2) 766,138 3,011
Pliant Therapeutics (2) 894,230 23,787
Reata Pharmaceuticals, Class A (2) 124,800 11,347
Structure Therapeutics, ADR (2) 345,413 8,217
Ventyx Biosciences (2) 1,120,902 37,550
161,217
Total Health Care 4,966,591
INDUSTRIALS & BUSINESS SERVICES 24.8%
Commercial Services & Supplies 0.6%
MSA Safety  13,919 1,858
Rentokil Initial (GBP)  18,215,611 133,130
134,988
Construction & Engineering 0.7%
WillScot Mobile Mini Holdings (2) 3,608,386 169,161
169,161
Electrical Equipment 1.8%
Hubbell  1,777,591 432,506
432,506
Ground Transportation 5.6%
Convoy, Warrants, 3/15/33, Acquisition Date: 3/24/23, Cost $— (1)
(2)(3) 328,538 —
JB Hunt Transport Services  1,323,516 232,224
Old Dominion Freight Line  1,849,081 630,241

T. ROWE PRICE New Horizons Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Saia (2)(4) 1,717,242 467,227
1,329,692
Industrial Conglomerates 2.4%
Roper Technologies  1,298,156 572,084
572,084
Machinery 8.7%
Esab  769,151 45,434
IDEX  2,729,839 630,674
Ingersoll Rand  10,989,152 639,349
RBC Bearings (2) 1,424,260 331,468
Toro  3,732,990 414,959
2,061,884
Passenger Airlines 0.0%
Wheels Up Earnout, Acquisition Date: 7/23/21, Cost $— (1)(2) 10,493,182 3
Wheels Up Earnout, Acquisition Date: 7/23/21, Cost $— (1)(2) 10,493,182 2
Wheels Up Earnout, Acquisition Date: 7/23/21, Cost $— (1)(2) 10,493,182 2
7
Professional Services 2.3%
Booz Allen Hamilton Holding  5,184,821 480,581
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $18,150 (1)(2)
(3)(4) 2,653,566 14,329
CoStar Group (2) 715,760 49,280
544,190
Trading Companies & Distributors 2.7%
SiteOne Landscape Supply (2)(4) 4,275,767 585,224
Xometry, Class A (2) 4,010,801 60,042
645,266
Total Industrials & Business Services 5,889,778
INFORMATION TECHNOLOGY 33.1%
Electronic Equipment, Instruments & Components 3.2%
Novanta (2) 488,259 77,677
Teledyne Technologies (2) 1,536,669 687,444
765,121
IT Services 6.2%
Endava, ADR (2)(4) 6,790,877 456,211
Globant (2)(4) 2,692,527 441,601
MongoDB (2) 2,368,619 552,173
ServiceTitan, Acquisition Date: 11/9/18 - 5/4/21, Cost $4,778 (1)
(2)(3) 122,485 7,693
Themis Solutions, Acquisition Date: 4/14/21, Cost $9,168 (1)(2)(3) 408,330 7,277
1,464,955

T. ROWE PRICE New Horizons Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Semiconductors & Semiconductor Equipment 3.8%
Entegris  4,175,826 342,460
MACOM Technology Solutions Holdings (2) 2,553,154 180,865
Monolithic Power Systems  740,472 370,636
893,961
Software 19.9%
Atlassian, Class A (2) 2,274,333 389,298
BILL Holdings (2) 6,421,708 521,057
Ceridian HCM Holding (2)(4) 10,643,297 779,302
Confluent, Class A (2) 1,731,509 41,677
Databricks, Acquisition Date: 7/24/20 - 8/28/20, Cost $5,376 (1)
(2)(3) 335,808 20,149
Datadog, Class A (2) 2,790,003 202,722
Descartes Systems Group (2)(4) 5,048,717 406,977
Evernote Adjustment Escrow (3) 118,614 113
Evernote Chinese Cash Escrow (3) 856,861 814
Evernote Equity Holder Expense Fund (3) 15,815 15
Gusto, Acquisition Date: 8/18/20 - 11/9/20, Cost $28,448 (1)(2)(3) 2,129,852 40,105
HashiCorp, Class A (2) 2,996,000 87,753
HubSpot (2) 1,487,597 637,807
Monday.com (2) 2,063,433 294,555
Paylocity Holding (2)(4) 3,618,436 719,273
Procore Technologies (2) 7,846,419 491,421
SentinelOne, Class A (2) 3,233,500 52,900
Socure, Acquisition Date: 12/22/21, Cost $2,205 (1)(2)(3) 137,206 1,026
Tanium, Class B, Acquisition Date: 9/24/20, Cost $7,493 (1)(2)(3) 657,558 2,900
Zscaler (2) 217,111 25,365
4,715,229
Total Information Technology 7,839,266
MATERIALS 0.9%
Chemicals 0.0%
Ginkgo Bioworks, Acquisition Date: 9/17/21, Cost $— (1)(2) 217,921 90
Ginkgo Bioworks, Acquisition Date: 9/17/21, Cost $— (1)(2) 217,921 82
Ginkgo Bioworks, Acquisition Date: 9/17/21, Cost $— (1)(2) 217,921 75
247
Containers & Packaging 0.9%
Ball  3,685,365 203,100
203,100
Total Materials 203,347
Total Common Stocks (Cost $16,334,121) 21,239,909

T. ROWE PRICE New Horizons Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONVERTIBLE BONDS 0.0%
Convoy, 15.00%, 9/30/26, Acquisition Date: 3/24/23,
Cost $2,279 (1)(2)(3) 2,279,182 2,279
Jetclosing, 4.00%, 9/14/23, Acquisition Date: 3/14/22,
Cost $2,500 (1)(2)(3)(4) 2,500,000 1,162
Total Convertible Bonds (Cost $4,779) 3,441
CONVERTIBLE PREFERRED STOCKS 5.8%
COMMUNICATION SERVICES 0.0%
Entertainment 0.0%
Houzz, Series D, Acquisition Date: 6/3/14, Cost $19,726 (1)(2)(3) 2,632,810 1,632
OfferUp, Series A-2, Acquisition Date: 3/6/15, Cost $6,850 (1)(2)
(3) 1,375,830 935
OfferUp, Series C, Acquisition Date: 3/6/15, Cost $11,641 (1)(2)(3) 2,337,940 2,151
OfferUp, Series C-1, Acquisition Date: 8/26/16, Cost $4,573 (1)(2)
(3) 682,712 676
OfferUp, Series F, Acquisition Date: 7/1/20, Cost $2,026 (1)(2)(3) 884,802 602
5,996
Media 0.0%
DTX, Series A-1, Acquisition Date: 2/4/22, Cost $8,815 (1)(2)(3) 4,844,924 8,815
8,815
Total Communication Services 14,811
CONSUMER DISCRETIONARY 1.0%
Hotels, Restaurants & Leisure 0.9%
Cava Group, Series E, Acquisition Date: 3/26/21, Cost $13,294 (1)
(2)(3) 353,270 11,312
Cava Group, Series F, Acquisition Date: 3/26/21, Cost $42,096 (1)
(2)(3) 1,118,688 35,821
Evolve Vacation Rental Network, Series 4, Acquisition Date:
8/15/14, Cost $906 (1)(2)(3)(4) 718,332 13,900
Evolve Vacation Rental Network, Series 5, Acquisition Date:
11/6/15, Cost $4,220 (1)(2)(3)(4) 1,727,442 33,426
Evolve Vacation Rental Network, Series 6, Acquisition Date:
1/18/17, Cost $8,679 (1)(2)(3)(4) 2,218,727 42,932
Evolve Vacation Rental Network, Series 7, Acquisition Date:
1/10/18, Cost $3,151 (1)(2)(3)(4) 433,698 8,392
Evolve Vacation Rental Network, Series 8, Acquisition Date:
3/29/18 - 6/15/18, Cost $17,862 (1)(2)(3)(4) 2,098,881 40,613
Evolve Vacation Rental Network, Series 9, Acquisition Date:
5/29/20, Cost $4,323 (1)(2)(3)(4) 745,950 14,434
200,830

T. ROWE PRICE New Horizons Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Specialty Retail 0.1%
Minted, Series E, Acquisition Date: 10/30/18, Cost $23,655 (1)(2)
(3)(4) 1,756,494 14,983
14,983
Total Consumer Discretionary 215,813
CONSUMER STAPLES 0.2%
Food Products 0.2%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $9,028 (1)(2)(3) 488,972 24,463
Farmers Business Network, Series F, Acquisition Date: 7/31/20,
Cost $10,408 (1)(2)(3) 314,865 15,753
Total Consumer Staples 40,216
FINANCIALS 0.2%
Capital Markets 0.1%
Trumid Holdings, Series J-A, Acquisition Date: 7/31/20,
Cost $11,909 (1)(2)(3)(5) 24,002 11,034
Trumid Holdings, Series J-B, Acquisition Date: 7/31/20,
Cost $7,186 (1)(2)(3)(5) 24,002 11,035
Trumid Holdings, Series L, Acquisition Date: 9/15/21,
Cost $3,703 (1)(2)(3)(5) 4,229 1,944
24,013
Insurance 0.1%
Go Maps, Series B, Acquisition Date: 12/15/17, Cost $9,940 (1)
(2)(3)(4) 936,022 9,344
Go Maps, Series B-1, Acquisition Date: 5/15/19 - 7/29/20,
Cost $2,147 (1)(2)(3)(4) 167,743 1,675
Go Maps, Series B-3, Acquisition Date: 11/21/22, Cost $4,837 (1)
(2)(3)(4) 605,644 6,046
Jetclosing, Series A, Acquisition Date: 5/25/18, Cost $8,916 (1)(2)
(3)(4) 4,570,635 —
Jetclosing, Series B-1, Acquisition Date: 7/13/20 - 2/25/21,
Cost $8,764 (1)(2)(3)(4) 6,554,775 —
Jetclosing, Series B-2, Acquisition Date: 2/6/20, Cost $1,328 (1)
(2)(3)(4) 1,168,452 —
17,065
Total Financials 41,078
HEALTH CARE 2.0%
Biotechnology 1.2%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $15,671 (1)(2)(3) 5,677,732 37,359
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $27,023 (1)(2)(3) 3,336,170 21,952

T. ROWE PRICE New Horizons Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Eikon Therapeutics, Series B, Acquisition Date: 12/3/21,
Cost $26,128 (1)(2)(3) 1,477,112 26,128
Genesis Therapeutics, Series A, Acquisition Date: 11/24/20,
Cost $6,008 (1)(2)(3)(4) 1,176,193 6,007
Genesis Therapeutics, Series A-2, Acquisition Date: 11/24/20,
Cost $391 (1)(2)(3)(4) 76,477 391
Insitro, Series B, Acquisition Date: 5/21/20, Cost $7,412 (1)(2)(3) 1,189,622 21,759
Insitro, Series C, Acquisition Date: 4/7/21, Cost $15,759 (1)(2)(3) 861,590 15,759
Leap Therapeutics, Acquisition Date: 9/28/20, Cost $6,120 (1)(2) 4,819 1,557
Leap Therapeutics, Hold-Back Shares, Acquisition Date: 9/28/20,
Cost $794 (1)(2) 625 191
Ring Therapeutics, Series B, Acquisition Date: 4/12/21,
Cost $13,087 (1)(2)(3) 1,422,490 13,087
Tempus Labs, Series D, Acquisition Date: 3/16/18, Cost $8,531 (1)
(2)(3) 910,093 53,586
Tempus Labs, Series E, Acquisition Date: 8/23/18,
Cost $11,140 (1)(2)(3) 665,388 40,216
Tempus Labs, Series F, Acquisition Date: 4/30/19, Cost $4,400 (1)
(2)(3) 177,721 10,884
Tempus Labs, Series G, Acquisition Date: 2/6/20, Cost $4,335 (1)
(2)(3) 113,018 7,005
Tempus Labs, Series G-2, Acquisition Date: 11/19/20,
Cost $6,602 (1)(2)(3) 115,207 6,476
Tessera Therapeutics, Series C, Acquisition Date: 2/25/22,
Cost $9,702 (1)(2)(3) 474,429 9,702
Treeline Biosciences, Series A, Acquisition Date: 4/9/21 - 9/26/22,
Cost $22,682 (1)(2)(3) 2,897,679 22,682
294,741
Health Care Equipment & Supplies 0.1%
Kardium, Series D-5, Acquisition Date: 11/29/18, Cost $8,865 (1)
(2)(3)(4) 9,149,620 9,294
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $18,745 (1)
(2)(3)(4) 18,452,429 18,745
28,039
Health Care Providers & Services 0.2%
Babyco, Class A, Acquisition Date: 11/3/17, Cost $9,057 (1)(2)(3)
(4)(5) 2,611,790 —
Capsule, Series 1-D, Acquisition Date: 4/7/21, Cost $8,954 (1)(2)
(3) 617,862 1,812
Color Health, Series D, Acquisition Date: 12/17/20,
Cost $11,006 (1)(2)(3) 292,304 11,955
Color Health, Series D-1, Acquisition Date: 1/13/20 - 12/23/20,
Cost $12,813 (1)(2)(3) 600,689 24,568
Color Health, Series E, Acquisition Date: 10/26/21, Cost $4,422 (1)
(2)(3) 44,229 1,809
40,144

T. ROWE PRICE New Horizons Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Life Sciences Tools & Services 0.5%
Inscripta, Series E, Acquisition Date: 3/30/21, Cost $18,372 (1)(2)
(3) 2,080,677 11,610
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $24,828 (1)(2)(3) 1,817,581 110,382
121,992
Total Health Care 484,916
INDUSTRIALS & BUSINESS SERVICES 0.5%
Aerospace & Defense 0.1%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $18,589 (1)(2)(3) 412,771 13,254
13,254
Air Freight & Logistics 0.1%
FLEXE, Series C, Acquisition Date: 11/18/20, Cost $17,689 (1)(2)
(3) 1,453,824 26,140
FLEXE, Series D, Acquisition Date: 4/7/22, Cost $9,169 (1)(2)(3) 449,562 8,083
34,223
Ground Transportation 0.1%
Convoy, Series C, Acquisition Date: 9/14/18, Cost $21,158 (1)(2)
(3) 2,979,808 15,435
Convoy, Series D, Acquisition Date: 10/30/19, Cost $26,263 (1)(2)
(3) 1,939,655 10,048
Convoy, Series E, Acquisition Date: 9/30/21, Cost $10,692 (1)(2)
(3) 648,097 3,357
28,840
Professional Services 0.2%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $25,265 (1)(2)
(3)(4) 5,552,310 29,983
Checkr, Series D, Acquisition Date: 9/6/19, Cost $45,551 (1)(2)(3)
(4) 4,517,982 24,397
54,380
Total Industrials & Business Services 130,697
INFORMATION TECHNOLOGY 1.9%
IT Services 0.5%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $13,003 (1)(2)(3)(4) 891,864 16,830
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $5,451 (1)(2)
(3)(4) 288,891 5,451
ServiceTitan, Series A-1, Acquisition Date: 11/9/18, Cost $55 (1)
(2)(3) 2,099 132
ServiceTitan, Series D, Acquisition Date: 11/9/18,
Cost $27,048 (1)(2)(3) 1,028,634 64,609

T. ROWE PRICE New Horizons Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ServiceTitan, Series E, Acquisition Date: 4/23/20, Cost $1,606 (1)
(2)(3) 47,506 2,984
ServiceTitan, Series F, Acquisition Date: 3/25/21, Cost $3,169 (1)
(2)(3) 29,532 1,855
ServiceTitan, Series G, Acquisition Date: 6/28/21, Cost $1,631 (1)
(2)(3) 13,714 861
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $2,064 (1)(2)(3) 91,920 1,638
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $205 (1)(2)(3) 9,150 163
Themis Solutions, Series B, Acquisition Date: 4/14/21,
Cost $224 (1)(2)(3) 9,990 178
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $26,118 (1)(2)(3) 1,163,260 20,729
115,430
Software 1.4%
Databricks, Series F, Acquisition Date: 10/22/19, Cost $25,522 (1)
(2)(3) 1,782,729 106,964
Databricks, Series G, Acquisition Date: 2/1/21, Cost $12,785 (1)
(2)(3) 216,243 12,975
Gusto, Series B, Acquisition Date: 8/18/20, Cost $6,279 (1)(2)(3) 464,700 8,750
Gusto, Series B-2, Acquisition Date: 8/18/20, Cost $11,722 (1)(2)
(3) 867,510 16,335
Gusto, Series C, Acquisition Date: 7/16/18, Cost $20,951 (1)(2)(3) 2,755,737 51,891
Gusto, Series D, Acquisition Date: 7/16/19, Cost $29,246 (1)(2)(3) 2,196,921 41,368
Lookout, Series F, Acquisition Date: 3/21/14 - 8/8/14,
Cost $31,937 (1)(2)(3) 2,795,838 6,710
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $18,207 (1)(2)(3)(4) 3,604,617 17,591
Seismic Software, Series E, Acquisition Date: 12/13/18,
Cost $18,216 (1)(2)(3) 2,889,530 29,907
Seismic Software, Series F, Acquisition Date: 9/25/20,
Cost $2,446 (1)(2)(3) 278,205 2,879
Socure, Series A, Acquisition Date: 12/22/21, Cost $2,679 (1)(2)
(3) 166,753 1,247
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $2,199 (1)
(2)(3) 136,862 1,024
Socure, Series B, Acquisition Date: 12/22/21, Cost $40 (1)(2)(3) 2,476 18
Socure, Series E, Acquisition Date: 10/27/21, Cost $5,097 (1)(2)(3) 317,219 2,373
Tanium, Series G, Acquisition Date: 8/26/15, Cost $31,923 (1)(2)
(3) 6,430,431 28,358
328,390
Total Information Technology 443,820
Total Convertible Preferred Stocks (Cost $1,027,033) 1,371,351

T. ROWE PRICE New Horizons Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PREFERRED STOCKS 1.2%
HEALTH CARE 1.2%
Life Sciences Tools & Services 1.2%
Sartorius (EUR)  660,380 278,321
Total Health Care 278,321
Total Preferred Stocks (Cost $139,831) 278,321
SHORT-TERM INVESTMENTS 2.9%
Money Market Funds 2.9%
T. Rowe Price Government Reserve Fund, 4.82% (4)(6) 689,640,822 689,641
Total Short-Term Investments (Cost $689,641) 689,641
Total Investments in Securities 99.7%
(Cost $18,195,405) $ 23,582,663
Other Assets Less Liabilities 0.3% 60,885
Net Assets 100.0% $ 23,643,548
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$1,637,423 and represents 6.9% of net assets.
(2) Non-income producing
(3) Level 3 in fair value hierarchy.
(4) Affiliated Companies
(5) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(6) Seven-day yield
ADR American Depositary Receipts
CVR Contingent Value Rights
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
GBP British Pound

T. ROWE PRICE New Horizons Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Babyco, Class A  $ — $ — $ —
Burlington Stores  87,485 (66,051) —
Ceridian HCM Holding  (1,604) 111,255 —
Checkr  — (6,103) —
Checkr, Series C  — (12,770) —
Checkr, Series D  — (10,391) —
Descartes Systems Group  12,480 52,829 —
Endava, ADR  238 (64,733) —
Entegris  (74,120) 209,397 796
Evolve Vacation Rental Network, Series 4  — — —
Evolve Vacation Rental Network, Series 5  — — —
Evolve Vacation Rental Network, Series 6  — — —
Evolve Vacation Rental Network, Series 7  — — —
Evolve Vacation Rental Network, Series 8  — — —
Evolve Vacation Rental Network, Series 9  — — —
Five Below  4 13,997 —
Floor & Decor Holdings, Class A  (3,463) 171,224 —
Genesis Therapeutics, Series A  — (1) —
Genesis Therapeutics, Series A-2  — — —
Globant  15 (9,303) —
Go Maps, Series B  — — —
Go Maps, Series B-1  — — —
Go Maps, Series B-3  — — —
Haul Hub, Series B  — — —
Haul Hub, Series C  — — —
HubSpot  75,387 207,778 —
Jetclosing, 4.00%, 9/14/23  — — 25
Jetclosing, Series A  — — —
Jetclosing, Series B-1  — — —
Jetclosing, Series B-2  — — —
Kardium, Series D-5  — — —
Kardium, Series D-6  — — —
Minted, Series E  — (8,818) —
Paylocity Holding  41,264 (13,517) —

T. ROWE PRICE New Horizons Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
RBC Bearings  $ (3,578) $ 56,456 $ —
Repligen  (13,452) 20,481 —
Saia  8,677 129,249 —
Scholar Rock, Warrants, 12/31/25  — (342) —
Scholar Rock Holding  16 (3,470) —
SecurityScorecard, Series E  — — —
SiteOne Landscape Supply  (14,171) 90,327 —
Wingstop  31,555 43,500 180
T. Rowe Price Government Reserve Fund, 4.82% — — 7,916
Totals $ 146,733# $ 910,994 $ 8,917+

T. ROWE PRICE New Horizons Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
03/31/23
Babyco, Class A  $ — $ — $ — $ —
Burlington Stores  669,300 124,070 318,475 *
Ceridian HCM Holding  733,642 36,763 102,358 779,302
Checkr  20,432 — — 14,329
Checkr, Series C  42,753 — — 29,983
Checkr, Series D  34,788 — — 24,397
Descartes Systems Group  451,675 — 97,527 406,977
Endava, ADR  504,688 16,384 128 456,211
Entegris  518,485 4,373 389,795 *
Evolve Vacation Rental Network,
Series 4  13,900 — — 13,900
Evolve Vacation Rental Network,
Series 5  33,426 — — 33,426
Evolve Vacation Rental Network,
Series 6  42,932 — — 42,932
Evolve Vacation Rental Network,
Series 7  8,392 — — 8,392
Evolve Vacation Rental Network,
Series 8  40,613 — — 40,613
Evolve Vacation Rental Network,
Series 9  14,434 — — 14,434
Five Below  — 613,474 49 627,422
Floor & Decor Holdings, Class A  412,359 29,616 51,529 561,670
Genesis Therapeutics, Series A  6,008 — — 6,007
Genesis Therapeutics, Series
A-2  391 — — 391
Globant  407,574 43,609 279 441,601
Go Maps, Series B  9,344 — — 9,344
Go Maps, Series B-1  1,675 — — 1,675
Go Maps, Series B-3  6,046 — — 6,046
Haul Hub, Series B  16,830 — — 16,830
Haul Hub, Series C  5,451 — — 5,451
HubSpot  706,705 14,148 290,824 *
Jetclosing, 4.00%, 9/14/23  1,162 — — 1,162
Jetclosing, Series A  — — — —
Jetclosing, Series B-1  — — — —
Jetclosing, Series B-2  — — — —
Kardium, Series D-5  9,294 — — 9,294
Kardium, Series D-6  18,745 — — 18,745

T. ROWE PRICE New Horizons Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
03/31/23
Minted, Series E  $ 23,801 $ — $ — $ 14,983
Paylocity Holding  743,473 29,976 40,659 719,273
RBC Bearings  454,861 — 179,849 *
Repligen  601,780 14,874 220,144 *
Saia  433,878 5,050 100,950 467,227
Scholar Rock, Warrants,
12/31/25  1,162 — — 820
Scholar Rock Holding  29,848 — 11 26,367
SecurityScorecard, Series E  17,591 — — 17,591
SiteOne Landscape Supply  482,105 51,376 38,584 585,224
Wingstop  255,281 — 181,757 *
T. Rowe Price Government
Reserve Fund, 4.82% 399,266  ¤  ¤ 689,641
Total $ 6,091,660^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $8,892 of dividend income and $25 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $5,112,804.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE New Horizons Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price New Horizons Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE New Horizons Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing

T. ROWE PRICE New Horizons Fund

services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE New Horizons Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2023. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at March 31, 2023, totaled $(37,606,000) for the period ended
March 31, 2023.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 20,658,107 $ 326,731 $ 255,071 $ 21,239,909
Convertible Bonds — — 3,441 3,441
Convertible Preferred Stocks — 1,748 1,369,603 1,371,351
Preferred Stocks — 278,321 — 278,321
Short-Term Investments 689,641 — — 689,641
Total $ 21,347,748 $ 606,800 $ 1,628,115 $ 23,582,663
($000s)
Beginning
Balance
12/31/22
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
3/31/23
Investment in Securities
Common Stocks $ 256,024 $ 24,159 $ 991 $ (26,103) $ 255,071
Convertible Bonds 1,162 — 2,279 — 3,441
Convertible Preferred Stocks 1,437,295 (59,372) 8,954 (17,274) 1,369,603
Total $ 1,694,481 $ (35,213) $ 12,224 $ (43,377) $ 1,628,115

T. ROWE PRICE New Horizons Fund

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$255,071 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
5%
- 100%
54% Decrease
Expected
present value
Discount rate
for cost of
equity
5% - 11% 6% Decrease
Timing of
events
2.08 yrs 2.08 yrs Decrease
Discount
for lack of
collectability
50% 50% Decrease
Market
comparable
Probability
for potential
outcome
25%
- 40%
33% Increase
Enterprise
value to sales
multiple
1.1x
- 14.3x
7.8x Increase
Sales growth
rate
10%
- 168%
38% Increase
Enterprise
value to gross
profit multiple
1.5x
- 18.4x
10.2x Increase
Gross profit
growth rate
11%
- 34%
32% Increase

T. ROWE PRICE New Horizons Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Enterprise
value to
EBITDA
multiple
7.5x
- 9.5x
8.5x Increase
EBITDA
growth rate
(47%) (47%) Increase
Projected
enterprise
value to
EBITDA
multiple
12.0x 12.0x Increase
Enterprise
value to gross
merchandise
value
0.4x 0.4x Increase
Enterprise
value to
billings
multiple
5.4x 5.4x Increase
Discount rate
for cost of
capital
13% 13% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 4% 4% Increase
Volatility 55% 55% Increase
Convertible
Bonds
$3,441 Recent
comparable
transaction
price(s)
—# —# —# —#

T. ROWE PRICE New Horizons Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Estimated
liquidation
value
—# —# —# Decrease
Convertible
Preferred
Stocks
$1,369,603 Recent
comparable
transaction
price(s)
—# —# —# —#
Premium for
cumulative
preferred
dividend rights
3% - 8% 4% Increase
Discount for
cumulative
preferred
dividend rights
2% 2% Decrease
Market
comparable
Probability
for potential
outcome
25%
- 40%
33% Increase
Enterprise
value to sales
multiple
0.8x
- 14.3x
5.3x Increase
Sales growth
rate
(58%)
- 266%
31% Increase
Enterprise
value to gross
profit multiple
1.5x
- 18.4x
7.8x Increase
Gross profit
growth rate
8% - 57% 30% Increase
Enterprise
value to
EBITDA
multiple
7.5x
- 23.3x
17.9x Increase
EBITDA
growth rate
65%
- 93%
87% Increase

T. ROWE PRICE New Horizons Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Projected
enterprise
value to
EBITDA
multiple
15.1x 15.1x Increase
Projected
enterprise
value to sales
multiple
0.8x 0.8x Increase
Enterprise
value to gross
merchandise
value
0.4x 0.4x Increase
Enterprise
value to
billings
multiple
5.1x
- 6.0x
5.4x Increase
Billings growth
rate
15% 15% Increase
Discount rate
for cost of
capital
30%
- 40%
33% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Estimated
liquidation
value
—# —# —# Decrease
Discount
for lack of
collectability
100% 100% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 4% 4% Increase
Volatility 55% 55% Increase

T. ROWE PRICE New Horizons Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the
Valuation Designee.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F42-054Q1 03/23